COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum lease commitments:
2019	$ 141
2020	110
2021	33
Future minimum lease commitments	$ 284